Income Taxes	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
INCOME TAXES

16. INCOME TAXES

Cayman Islands & BVI

The Company and Ucommune Group are tax-exempted companies incorporated in the Cayman Islands. A subsidiary, Ucommune International Limited, is incorporated in BVI. The foregoing companies are not subject to income tax.

United States (“U.S.”)

Melo and Ucommune N.Y. Corp. are incorporated in the U.S. and are subject to the U.S. federal income taxes. According to U.S. tax reform, a flat corporate income tax rate of 21% is effective beginning in 2018.

Hong Kong

Ucommune HK was established in Hong Kong and is subject to a two-tiered income tax rate for taxable income earned in Hong Kong effectively since April 1, 2018. The first 2,000 Hong Kong dollars of profits earned by a company is subject to be taxed at an income tax rate of 8.25%, while the remaining profits will continue to be taxed at the existing tax rate, 16.5%. No provision for Hong Kong profits tax has been made in the consolidated financial statements as it has no assessable profit for the years ended December 31, 2021, 2022 and 2023.

Singapore

Ucommune Singapore Pte. Ltd. and Ucommune Technology Pte. Ltd. were established in Singapore and are subject to Singapore corporate income taxes at the rate of 17% for the years ended December 31, 2021, 2022 and 2023.

PRC

Effective from January 1, 2008, a new Enterprise Income Tax Law, or (“the New EIT Law”), combined the previous income tax laws for foreign invested and domestic invested enterprises in the PRC by the adoption of a unified tax rate of 25% for most enterprises with the following exceptions. According to the requirements of Cai Shui [2014] No. 26, enterprises that qualify as encouraged industrial enterprises located in Zhu Hai Heng Qin New Area (“Heng Qin New Area”) are subject to a tax rate of 15%. Shengguang Zhongshuo, as a company located in Heng Qin New Area, is qualified to enjoy the 15% preferential income tax rate. The original policy expired on December 31, 2020.

On May 25, 2022, the State Finance and Taxation Department issued the Notice on Preferential Policies for Enterprise Income Tax in Hengqin Guangdong-Macao Deep Cooperation Zone (hereinafter referred to as “Hengqin Shenhe District” or “Hengqin”) (Caishui [2022] No.19). And on February 17, 2023, Hengqin Guangdong-Macao Deep Cooperation Zone Taxation Bureau, State Administration of Taxation issued Announcement on Issues Relating to the Substantial Operation of Eligible Industrial Enterprises in the Hengqin Guangdong-Macao Deep Co-operation Zone ([2023] No. 1). These policies continue the policy of collecting enterprise income tax at a reduced preferential tax rate of 15% for eligible enterprises.

According to Caishui [2019] No.13, announcement of the Ministry of Finance and the State Taxation Administration Caishui [2021] No.12, and announcement of the Ministry of Finance and the State Taxation Administration [2023] No.12, small and low-profit enterprises shall meet three conditions for enjoying preferential tax conditions, including (i) annual taxable income of no more than RMB3,000, (ii) no more than 300 employees, and (iii) total assets of no more than RMB50,000.

According to announcement of the State Taxation Administration [2021] No.8, which became effective on January 1, 2021 and until to December 31, 2022, small, low-profit enterprises whose annual taxable income is no more than RMB1,000 is subject to the preferential income tax rate 2.5% (only 12.5% of such taxable income shall be subject to enterprises income tax at a tax rate of 20%).

According to announcement of the Ministry of Finance and the State Taxation Administration [2022] No.13, which became effective on January 1, 2022 and until to December 31, 2024, small, low profit enterprises whose annual taxable income exceed RMB1,000 but no more than RMB3,000 is subject to the preferential income tax rate of 5% (only 25% of such taxable income shall be subject to enterprises income tax at a tax rate of 20%).

In accordance with announcement of the Ministry of Finance and the State Taxation Administration [2023] No. 6, which was effective from January 1, 2023 to December 31, 2024, preferential tax rate became 5% on taxable income below RMB1,000.

According to announcement of the Ministry of Finance and the State Taxation Administration [2023] No.12, which became effective on August 2, 2023 and until to December 31, 2027, small, low profit enterprises is subject to the preferential income tax rate of 5% (only 25% of such taxable income shall be subject to enterprises income tax at a tax rate of 20%). For the years ended December 31, 2022 and 2023, some PRC subsidiaries are small, low-profit enterprises as defined, and thus are eligible for the above preferential tax rates for small, low-profit enterprises.

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Current tax expense	5,924	1,521	6,234
Deferred tax benefit	(1,445)	(343)	(19)
Total	4,479	1,178	6,215

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Group’s deferred tax assets were as follows:

	As of December 31,
	2022	2023
	RMB	RMB
Deferred tax assets:
Allowance for credit losses	8,617	12,870
Impairment loss on long-lived assets and long-term prepaid expenses	61,050	53,832
Impairment loss on long-term investments	15,980	17,920
Accrued Liabilities	9,465	12,401
Deductible temporary difference related to advertising expenses	4,617	4,602
Deferred subsidy income	512	289
Net operating loss carrying forwards	282,479	301,768
Total deferred tax assets	382,720	403,682
Less: valuation allowance	(382,720)	(403,682)
Deferred tax assets, net	—	—

Net change in the valuation allowance of deferred tax assets are summarized as follows:

RMB
Net change of valuation allowance of Deferred tax assets
Balance at December 31, 2020	356,294
Additions-change to tax expense	66,093
NOL Reductions/expirations	(20,848)
Balance at December 31, 2021	401,539
Additions-change to tax expense	39,432
NOL Reductions/expirations	(58,251)
Balance at December 31, 2022	382,720
Additions-change to tax expense	84,941
NOL Reductions/expirations	(63,979)
Balance at December 31, 2023	403,682

The significant components of deferred taxes liability were as follows:

	As of December 31,
	2022	2023
	RMB	RMB
Deferred tax liabilities:
Acquired intangible assets	19	—

The aggregate NOLs as of December 31, 2023 was RMB1,527,691 deriving from entities in the PRC, Hong Kong, Singapore and U.S. The aggregate NOLs as of December 31, 2022 was RMB1,569,608 deriving from entities in the PRC, Hong Kong, Singapore and U.S.

As of December 31, 2023 and 2022, the certain entities of the Company had PRC net operating tax loss carry forwards of RMB1,445,556 and RMB1,445,863, respectively. As of December 31, 2023 and 2022, the certain entities of the Company had Hong Kong net operating tax loss carry forwards of RMB78,146 and RMB121,179, respectively. As of December 31, 2023 and 2022, the certain entities of the Company had Singapore net operating tax loss carry forwards of RMB2,101 and RMB678, respectively. As of December 31, 2023 and 2022, the certain entities of the Company had U.S. net operating tax loss carry forwards of RMB1,888 and RMB1,888, respectively. The cumulative net operating loss in the PRC can be carried forward for five years, to offset future net profits for income tax purposes. The NOLs in PRC will start to expire from in 2024 through 2028 if they are not used. The tax losses in Hong Kong, Singapore and U.S. can be carried forward without an expiration date.

The Group does not file combined or consolidated tax returns, therefore, losses from individual subsidiaries of the Group may not be used to offset other subsidiaries’ earnings within the Group. Valuation allowance is considered on each individual subsidiary basis. There were valuation allowance of RMB382,720 and RMB403,682 as of December 31, 2022 and 2023, respectively, in respect of all deferred tax assets as it is considered more likely than not that the relevant deferred tax assets will not be realized in the foreseeable future.

As a result of the Tax Act, the Company has evaluated whether it has an additional tax liability from the Global Intangible Low Taxed Income (“GILTI”) inclusion on current earnings and profits of its foreign controlled corporations. The law also provides that corporate taxpayers may benefit from a 50% reduction in the GILTI inclusion, which effectively reduces the tax rate on the foreign income to 10.5%. The GILTI inclusion further provides for a foreign tax credit in connection with the foreign taxes paid. As of December 31, 2023 and 2022, the Company does not have any aggregated positive tested income; and as such, did not record a liability for GILTI tax.

The Company will account for future tax liability arising from Global Intangible Low-Taxed Income, if any, as a period cost.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

The Group has concluded that there are no significant uncertain tax positions requiring recognition in financial statements for the years ended December 31, 2021, 2022 and 2023. The Group did not incur any significant interest and penalties related to potential underpaid income tax expenses and also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months. The Group has no material unrecognized tax benefits which would favorably affect the effective income tax rate in future years.

According to the PRC Tax Administration and Collection Law, the tax authority may require the taxpayer or the withholding agent to make delinquent tax payment within three years if the underpayment of taxes is resulted from the tax authority’s act or error. No late payment surcharge will be assessed under such circumstances. The statute of limitation will be three years if the underpayment of taxes is due to the computational errors made by the taxpayer or the withholding agent. Late payment surcharge will be assessed in such case. The statute of limitation will be extended to five years under special circumstances which are not clearly defined (but an underpayment of tax liability exceeding RMB100 is specifically listed as a “special circumstance”). The statute of limitation for transfer pricing related issue is ten years. There is no statute of limitation in the case of tax evasion.

Therefore, the Group is subject to examination by the PRC tax authorities based on the above.

The components of (loss) profit before income taxes are summarized as follows:

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
PRC	(1,845,292)	(254,531)	(42,773)
Non-PRC	(313,039)	(66,787)	25,637
Total	(2,158,331)	(321,318)	(17,136)

The reconciliation of the effective tax rate and the statutory income tax rate applicable to PRC operations was as follow:

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Loss before provision for income taxes and loss	(2,158,331)	(321,318)	(17,136)
Income tax expense computed at an applicable tax rate of 25%	(539,583)	(80,330)	(4,284)
Non-deductible expenses related to impairment of goodwill	376,131	10,753	—
Non-deductible expenses related to share-based compensation	60,745	10,929	6,431
Non-deductible expenses on debt waive for the dissolved HK subsidiaries	—	—	18,868
Non-taxable gain related to disposal gain on subsidiaries	—	—	(28,198)
Non-taxable gain on dissolution of HK subsidiaries	—	—	(23,071)
Effect of other non-deductible items	536	317	398
Effect of preferential tax rate	30,249	4,717	(23,414)
Effect of income tax rate difference in other jurisdictions	24,453	15,360	(2,054)
Effect of change in tax rate	(14,145)	—	19,331
Prior year true up	—	—	(42,733)
Change in valuation allowance	66,093	39,432	84,941
Total	4,479	1,178	6,215

New EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese Income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the New EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc. occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed a resident enterprise, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income tax at a rate of 25% with the statute subject to the determination by PRC tax authorities.

If the Company were to be a non-resident for PRC tax purpose, dividends paid to it out of profits earned by PRC subsidiaries after January 1, 2008 would be subject to 10% withholding tax, if no tax treaty is applicable. In addition, under tax treaty between the PRC and Hong Kong, if the foreign investor is incorporated in Hong Kong and qualifies as the beneficial owner, the applicable withholding tax rate may be reduced to 5%, if the investor holds at least 25% in the Foreign Invested Enterprise (“FIE”); or 10%, if the investor holds less than 25% in the FIE.